Schedule of material subsidiaries (Details)	6 Months Ended
Feb. 28, 2023
Frankly Inc. [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Frankly Inc
Country of incorporation	Canada
Proportion of ownership interest in subsidiary	100.00%
Functional currency	Canadian Dollar
Stream Hatchet S.L. [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Stream Hatchet S.L.
Country of incorporation	Spain
Proportion of ownership interest in subsidiary	100.00%
Functional currency	Euro
SideQik, Inc. [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	SideQik, Inc.
Country of incorporation	USA
Proportion of ownership interest in subsidiary	100.00%
Functional currency	US Dollar